Restrictions on Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Federal Reserve Bank Additional Reserve Requirement
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	$ 15
Electronic Funds Transfer
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	$ 156	$ 179